Closed transactions (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Sale amount	$ 468	[1]
Gain/(loss)	$ 216	[2]
Transaction closed [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV.
Acquirer	PetroRio
Signature date	2019-11
Closing date	2021-02
Sale amount	$ 44	[1]
Gain/(loss)	$ 88	[2]
Transaction closed two [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).
Acquirer	DISA Corporación Petrolífera S.A
Signature date	2020-08
Closing date	2021-02
Sale amount	$ 68	[1]
Gain/(loss)	$ (3)	[2]
Transaction closed three [member]
IfrsStatementLineItems [Line Items]
Transaction	Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).
Acquirer	RP Participações em Biocombustíveis S.A
Signature date	2020-12
Closing date	2021-02
Sale amount	$ 47	[1]
Gain/(loss)	$ (1)	[2]
Transaction closed four [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s 49% interest in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants.
Acquirer	V2I Transmissão de Energia Elétrica S.A
Signature date	2020-12
Closing date	2021-04
Sale amount	$ 26	[1]
Gain/(loss)	$ 19	[2]
Transaction Closed Five [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s remaining 10% interest in NTS
Acquirer	Nova Infraestrutura Gasodutos Participações S.A
Signature date	2021-04
Closing date	2021-04
Sale amount	$ 277	[1]
Gain/(loss)	$ 109	[2]
Transaction closed six [member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company’s 51% interest in company Eólica Mangue Seco 2, a wind power generation plant.
Acquirer	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)
Signature date	2021-02
Closing date	2021-05
Sale amount	$ 6	[1]
Gain/(loss)	$ 4	[2]

[1]	The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years and advances referring to operations not completed.
[2]	Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).